All-Asset Conservative Strategy Fund (Prospectus Summary): | All-Asset Conservative Strategy Fund
All-Asset Conservative Strategy Fund

RYDEX SERIES FUNDS

Inverse NASDAQ-100® Strategy Fund
Precious Metals Fund
All-Asset Conservative Strategy Fund

Supplement dated September 9, 2011
to the Prospectuses dated August 1, 2011

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with the Prospectuses.

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Effectively immediately, the information currently disclosed for Investor Class Shares of the Inverse NASDAQ-100® Strategy Fund, Advisor Class Shares of the Precious Metals Fund, and A-Class Shares of the All-Asset Conservative Strategy Fund under the heading “Average Annual Total Return” in each Fund’s “Fund Summary” section is replaced in its entirety with the information set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns All-Asset Conservative Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	2.43%	2.28%	Jun. 30, 2006
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	2.12%	1.54%	Jun. 30, 2006
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.58%	1.52%	Jun. 30, 2006
Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	10.53%	5.27%	Jun. 30, 2006
S&P500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.94%	Jun. 30, 2006